UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.5%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	$500,000	$532,015
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	250,000	256,208
			788,223

Ohio (88.2%)
Akron, G.O. Bonds, AGM, 5s, 12/1/25	AAA	1,005,000	1,119,721
Akron, Wtr. Wks. Rev. Bonds, NATL
6s, 12/1/12	A	875,000	927,964
5 1/4s, 12/1/17	Baa1	1,285,000	1,325,490
Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth.
Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,049,710
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.25s, 10/1/31	VMIG1	500,000	500,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AAA	1,500,000	1,669,560
5s, 2/15/38	A1	1,500,000	1,534,590
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/2s, 12/1/19	AAA	1,565,000	1,632,342
Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,553,686
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), AGM, 5s, 1/15/26	AAA	1,000,000	1,128,460
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 3/4s, 6/1/34	BBB	3,750,000	2,891,025
Ser. A-2, 5 3/8s, 6/1/24	BBB	690,000	608,628
Ser. A-3, stepped coupon zero % (6.25%s, 12/1/12),
2037 (STP)	BBB	1,200,000	801,168
Canal Winchester, Local School Dist. G.O. Bonds, NATL,
zero %, 12/1/33	A3	1,180,000	376,963
Cincinnati, City School Dist. COP (School Impt.), AGM,
5s, 12/15/28	AAA	2,500,000	2,696,575
Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AAA	2,000,000	2,145,180
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,893,999
Cleveland, Arpt. Syst., Ser. C, AGM, 5s, 1/1/23	AAA	1,500,000	1,625,760
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	AAA	1,000,000	1,082,450
Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s,
12/1/27	AAA	1,375,000	1,450,680
Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AAA	2,400,000	2,684,280
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL,
zero %, 11/15/25	A	3,000,000	1,502,790
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,154,577
Columbus, City School Dist. G.O. Bonds, AGM, zero %,
12/1/27	AAA	1,895,000	928,512
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C
5 1/4s, 2/1/29	Aa2	995,000	1,104,898
5s, 8/1/25	Aa2	1,500,000	1,682,880
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,445,587
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	510,575
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.)
Ser. A, 5 1/4s, 8/15/46	A-	590,000	559,043
5 5/8s, 8/15/32	A-	1,500,000	1,503,855
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,190,159
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,819,714
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,006,780
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11 (Escrowed to maturity)	A/P	1,000,000	1,002,420

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s,
7/1/29 (Prerefunded 7/1/11)	AAA/P	2,000,000	2,125,560
(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,111,231
Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth.
Network), 5 1/2s, 4/1/39	A2	1,000,000	1,074,690
Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %,
12/1/22	A2	500,000	303,830
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A2	1,745,000	1,915,260
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/24	A2	3,000,000	1,632,000
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,626,030
Hamilton, City School Dist. G.O. Bonds (School Impt.),
AGM, 5s, 12/1/26	AAA	3,000,000	3,317,430
Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s,
12/1/20	Aa3	1,800,000	2,249,334
Kings, Local School Dist. G.O. Bonds (School Impt.),
NATL, 5s, 12/1/27	AA	750,000	821,903
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,191,835
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa3	1,190,000	960,461
AGM, zero %, 12/1/16	AAA	1,250,000	1,071,688
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,016,180
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,020,000	1,046,112
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H,
AGO, 5s, 2/1/29	AAA	2,000,000	2,078,800
Lucas Cnty., G.O. Bonds, 5s, 10/1/40	Aa2	1,000,000	1,047,310
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,358,713
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A1	2,535,000	2,662,485
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,128,210
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.32s, 11/15/24	VMIG1	3,900,000	3,900,000
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,284,750
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	415,000	423,400
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	395,000	401,486
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15
(Escrowed to maturity)	AAA/P	15,000	9,719
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,459,348
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,968,663
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	1,500,000	1,610,805
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	539,975
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	754,658
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,260,210
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,175,170
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,073,870
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,603,035
OH State Higher Edl. Fac. VRDN (Case Western Reserve),
Ser. B-2, 0.24s, 12/1/44	VMIG1	1,800,000	1,800,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,029,110
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,064,160
(Xavier U.), 5s, 5/1/40	A3	750,000	772,553
OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,160,840
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	364,524
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	457,825
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,031,870
(Northern U.), 4 3/4s, 5/1/19	A3	2,500,000	2,503,650
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	1,510,000	1,596,130
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	1,145,000	1,118,001
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	A2	1,700,000	1,929,381
OH State U. Rev. Bonds, Ser. A
U.S. Gov't. Coll., 5 1/8s, 12/1/31 (Prerefunded
12/1/12)	Aa1	1,000,000	1,038,900
5s, 12/1/27	Aa1	1,000,000	1,119,490
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality)
Ser. A, 5s, 6/1/30	Aaa	1,000,000	1,122,590
Ser. B, zero %, 12/1/14	Aaa	1,000,000	924,430
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (11/1/12) (First Energy Generation), Ser. C,
7 1/4s, 11/1/32	Baa2	500,000	556,360
OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s,
12/1/25	Aa3	2,265,000	2,401,942
Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	Aa1	1,500,000	1,564,455
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,345,041
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	366,345
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),

5 1/2s, 2/15/28	A2	2,250,000	2,351,903
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), AGM, 4 3/4s, 12/1/23	AAA	2,000,000	2,199,060
Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.),
5s, 10/1/30	A3	500,000	499,350
Summit Cnty., G.O. Bonds, Ser. R, FGIC, NATL, 5 1/2s,
12/1/18	Aa1	500,000	619,515
Sylvania, City School Dist. G.O. Bonds (School Impt.),
AGO, 5s, 12/1/27	AAA	1,500,000	1,628,415
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
AGM, 5s, 12/1/26	AAA	1,410,000	1,525,352
Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s,
12/1/25	A2	1,500,000	1,502,655
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A/P	1,855,000	2,017,609
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A/P	750,000	784,568
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,204,722
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, NATL, 7.05s, 12/1/11	A1	545,000	564,255
U. of Akron Rev. Bonds, Ser. A, AGM, 5s, 1/1/29	AAA	580,000	630,878
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
NATL, 5 1/8s, 6/1/28	A2	1,000,000	1,002,060
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,478,822
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	A/P	2,270,000	2,546,236
Youngstown State U. Rev. Bonds, AGO, 5 1/4s, 12/15/29	AAA	500,000	552,110
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	293,641
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	273,620
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	246,925
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	240,251
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	213,557
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	206,883
			149,164,156

Puerto Rico (9.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	505,000	505,485
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	A3	1,000,000	1,064,890
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,000,000	1,076,780
6s, 7/1/38	Baa1	3,350,000	3,632,238
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	750,000	784,523
Ser. ZZ, 5 1/4s, 7/1/26	A3	1,000,000	1,102,410
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,750,000	1,945,790
Ser. W, 5 1/2s, 7/1/15	A2	1,000,000	1,109,640
Ser. G, 5s, 7/1/33	A3	100,000	100,885
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	220,196
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,190
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,120,060
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	A	500,000	543,830
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	1,050,420
Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	438,390
			15,704,727

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	323,706
Ser. A-1, 5s, 10/1/39	Baa2	375,000	376,073
Ser. A, 5s, 10/1/25	Baa2	350,000	368,091
			1,067,870

TOTAL INVESTMENTS

Total investments (cost $156,188,283) (b)			$166,724,976

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $169,098,512.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $156,188,283, resulting in gross unrealized appreciation and depreciation of $11,552,293 and $1,015,600, respectively, or net unrealized appreciation of $10,536,693.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local Government	28.0%
Education	15.6
Utilities	13.6
Healthcare	12.7

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	14.0%
NATL	13.2

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$166,724,976	$--

Totals by level	$--	$166,724,976	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010